TAX ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating loss carryforward	$ 361	$ 64
Net deferred tax asset before valuation allowance	85	15
Valuation allowance	(85)	(15)
Net deferred tax asset	$ 0	$ 0